Capital and Reserves (Details)	1 Months Ended			12 Months Ended
	Jul. 16, 2021 $ / shares	Jun. 30, 2021 $ / shares	Aug. 25, 2020 $ / shares	Jul. 31, 2021 $ / shares shares	Jul. 31, 2020 $ / shares
Number of warrants outstanding, beginning			13,636,365	13,636,365	0
Number of warrants granted					13,636,365
Number of warrants exercised | shares				(4,727,273)
Number of warrants outstanding, ending				8,909,092	13,636,365
Weighted average exercise price outstanding, beginning			$ 0.05	$ 0.05	$ 0
Weighted average exercise price exercised				0.05
Weighted average exercise price granted	$ 0.05	$ 0.05	$ 0.05		0.05
Weighted average exercise price outstanding, ending				$ 0.05	$ 0.05